UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-08576

American High-Income Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: July 1, 2019 - June 30, 2020

Steven I. Koszalka

American High-Income Municipal Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

FORM N-PX

ICA File Number:  811-08576

Registrant Name:  American High-Income Municipal Bond Fund

Reporting Period:  07/01/2019 - 06/30/2020

American High-Income Municipal Bond Fund

OHIO AIR QUALITY DEVELOPMENT AUTHORITY Meeting Date: AUG 02, 2019 Record Date: MAY 22, 2019 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 677525TF4
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Vote on the Plan. Select For to Accept the Plan. Select Against to Reject the Plan. Abstain Is Not A Valid Voting Option and Will Not Count.	Management	None	Did Not Vote

TARRANT COUNTY CULTURAL EDUCATION FACILITIES FINANCE CORP. Meeting Date: OCT 31, 2019 Record Date: SEP 27, 2019 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 87638RCY1
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Vote on the Plan (Select For To Accept The Plan, Select Against To Reject The Plan; Abstain Is Not A Valid Voting Option And Will Not Count)	Management	For	For
2	Opt Out of the Third-Party Release (For = Opt Out, Against or Abstain = Do Not Opt Out)	Management	For	For

END NPX REPORT

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

(Registrant)

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Executive Vice President and Principal Executive Officer

Date: August 26, 2020